UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2009

Item 1. Reports to Stockholders

Cash Portfolio
Term Portfolio

Semiannual Report

December 31, 2009

NC-SANN-0210
1.540079.112

Contents

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Cash Portfolio:
Investment Changes	<Click Here>
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Investment Changes	<Click Here>
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Cash Portfolio	.24%
Actual		$ 1,000.00	$ 1,001.30	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,024.00	$ 1.22
Term Portfolio	.27%
Actual		$ 1,000.00	$ 1,002.40	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.84	$ 1.38

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/09	% of fund's investments 6/30/09	% of fund's investments 12/31/08
0 - 30	45.8	46.7	52.5
31 - 90	38.1	37.7	35.3
91 - 180	7.7	12.5	7.2
181 - 397	8.4	3.1	5.0
Weighted Average Maturity
	12/31/09	6/30/09	12/31/08
Cash Portfolio	56 Days	51 Days	46 Days
All Taxable Money Market Funds Average*	47 Days	50 Days	47 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
Commercial Paper 77.4%	Commercial Paper 69.3%
Government Securities † 17.1%	Government Securities † 28.5%
Repurchase Agreements 6.2%	Repurchase Agreements 3.9%
Net Other Assets ** (0.7)%	Net Other Assets ** (1.7)%

† Includes FDIC Guaranteed Corporate Securities.

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (d) - 77.4%
Due Date	Yield (a)	Principal Amount	Value
Abbott Laboratories
1/26/10	0.36% (c)	$ 50,000,000	$ 50,000,000
Amsterdam Funding Corp.
1/15/10 to 2/24/10	0.20 to 0.23	81,000,000	80,986,453
Atlantic Asset Securitization Corp.
1/6/10	0.16	80,000,000	79,998,222
Autobahn Funding
1/4/10 to 2/16/10	0.25 to 0.29	287,185,000	287,139,697
Banco Bilbao Vizcaya Argentaria SA (London Branch)
3/18/10 to 6/17/10	0.30 to 0.36	145,000,000	144,832,156
Bank of America Corp.
2/18/10	0.30	50,000,000	49,980,000
Bank of Nova Scotia
1/4/10	0.02	63,000,000	62,999,895
BNP Paribas Finance, Inc.
3/16/10 to 9/14/10	0.24 to 0.45	295,000,000	294,407,444
Calyon North America
5/14/10 to 7/6/10	0.40 to 0.68	200,000,000	199,518,778
Canadian Imperial Holdings, Inc.
1/11/10	0.25 (c)	200,000,000	200,000,000
Commerzbank U.S. Finance, Inc.
1/14/10 to 3/2/10	0.25 to 0.44	287,000,000	286,902,879
Dakota Notes (Citibank Credit Card Issuance Trust)
1/6/10 to 3/8/10	0.22 to 0.30	296,607,000	296,562,031
Danske Corp.
1/4/10 to 2/1/10	0.05 to 0.15	215,000,000	214,974,104
Emerald Notes (BA Credit Card Trust)
1/4/10 to 1/6/10	0.66 to 0.69	28,000,000	27,998,086
Fortis Funding LLC
2/8/10	0.22	1,000,000	999,768

Due Date	Yield (a)	Principal Amount	Value
Gotham Funding Corp.
1/6/10 to 2/3/10	0.19 to 0.23%	$ 104,224,000	$ 104,211,776
Intesa Funding LLC
1/15/10	0.62	4,000,000	3,999,036
Irish Republic
1/11/10 to 3/2/10	0.27 to 0.42	126,000,000	125,967,353
Landesbank Hessen-Thuringen
1/5/10 to 2/22/10	0.40 to 0.60	93,000,000	92,962,936
Natexis Banques Populaires U.S. Finance Co. LLC
1/4/10 to 3/9/10	0.28 to 0.45	284,000,000	283,902,972
Nationwide Building Society
2/16/10 to 3/1/10	0.23 to 0.37	126,500,000	126,445,121
Nordea North America, Inc.
2/16/10	0.21	100,000,000	99,973,167
Palisades Notes (Citibank Omni Master Trust)
1/4/10 to 1/7/10	0.90 to 1.00	27,000,000	26,997,167
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	24,000,000	23,952,235
Royal Bank of Scotland PLC
3/16/10 to 5/20/10	0.54 to 0.80	80,000,000	79,844,214
Salisbury Receivables Co. LLC
1/12/10	0.20	45,000,000	44,997,250
Sanpaolo IMI U.S. Financial Co.
1/28/10	0.17	250,000,000	249,968,125
Skandinaviska Enskilda Banken AB
1/22/10	0.26	145,000,000	144,978,008
Societe Generale North America, Inc.
1/4/10 to 2/2/10	0.01 to 0.22	219,000,000	218,974,452
Toronto Dominion Holdings (USA)
2/9/10	0.50	25,000,000	24,986,458
Commercial Paper (d) - continued
Due Date	Yield (a)	Principal Amount	Value
Toyota Credit Canada, Inc.
2/17/10 to 3/1/10	0.23 to 0.24%	$ 75,000,000	$ 74,972,826
UniCredito Italiano Bank (Ireland) PLC
1/7/10 to 2/22/10	0.21 to 0.45	279,000,000	278,917,408
Westpac Banking Corp.
1/13/10 to 5/11/10	0.26 to 0.70 (c)	268,000,000	267,954,500
TOTAL COMMERCIAL PAPER (Cost $4,551,304,517)			4,551,304,517
U.S. Government and Government Agency Obligations - 2.2%

Other Government Related - 2.2%
Bank of America NA (FDIC Guaranteed)
1/29/10 to 3/15/10	0.28 to 0.33 (b)(c)
(Cost $128,976,000)		128,976,000	128,976,000
Federal Agencies - 8.0%

Fannie Mae - 0.8%
1/28/10	0.20 (c)	50,000,000	49,998,853
Federal Home Loan Bank - 7.2%
1/25/10 to 11/24/10	0.18 to 1.15 (c)	422,500,000	422,529,974
TOTAL FEDERAL AGENCIES (Cost $472,528,827)			472,528,827
U.S. Treasury Obligations - 6.9%

U.S. Treasury Bills - 5.2%
6/3/10 to 12/16/10	0.20 to 0.60	308,871,000	308,237,144
U.S. Treasury Notes - 1.7%
2/15/10	0.25	100,000,000	100,548,395
TOTAL U.S. TREASURY OBLIGATIONS (Cost $408,785,539)			408,785,539
Repurchase Agreements - 6.2%
	Maturity Amount	Value
In a joint trading account at 0.01% dated 12/31/09 due 1/4/10 (Collateralized by U.S. Treasury Obligations) #	$ 365,044,203	$ 365,044,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $5,926,638,883)	5,926,638,883
NET OTHER ASSETS - (0.7)%	(43,965,361)
NET ASSETS - 100%	$ 5,882,673,522
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $128,976,000 or 2.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$365,044,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 365,044,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $365,044,000) - See accompanying schedule: Unaffiliated issuers (cost $5,926,638,883)		$ 5,926,638,883
Cash		343
Receivable for fund shares sold		3,927,598
Interest receivable		3,514,504
Receivable from investment adviser for expense reductions		64,146
Total assets		5,934,145,474

Liabilities
Payable for investments purchased	$ 49,898,333
Payable for fund shares redeemed	156,847
Distributions payable	29,011
Accrued management fee	1,108,490
Deferred trustees' compensation	279,271
Total liabilities		51,471,952

Net Assets		$ 5,882,673,522
Net Assets consist of:
Paid in capital		$ 5,882,270,274
Undistributed net investment income		8,986
Accumulated undistributed net realized gain (loss) on investments		394,262
Net Assets, for 5,880,830,228 shares outstanding		$ 5,882,673,522
Net Asset Value, offering price and redemption price per share ($5,882,673,522 ÷ 5,880,830,228 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2009 (Unaudited)

Investment Income
Interest		$ 14,970,417

Expenses
Management fee	$ 6,874,130
Independent trustees' compensation	68,119
Money Market Guarantee Program fee	549,252
Total expenses before reductions	7,491,501
Expense reductions	(181,427)	7,310,074
Net investment income		7,660,343
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		72,697
Net increase in net assets resulting from operations		$ 7,733,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,660,343	$ 114,033,645
Net realized gain (loss)	72,697	908,658
Net increase in net assets resulting from operations	7,733,040	114,942,303
Distributions to shareholders from net investment income	(7,651,358)	(114,032,648)
Distributions to shareholders from net realized gain	(407,514)	-
Total distributions	(8,058,872)	(114,032,648)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,515,517,529	13,611,618,422
Reinvestment of distributions	7,596,173	106,707,610
Cost of shares redeemed	(7,085,181,917)	(13,672,898,602)
Net increase (decrease) in net assets and shares resulting from share transactions	(562,068,215)	45,427,430
Total increase (decrease) in net assets	(562,394,047)	46,337,085

Net Assets
Beginning of period	6,445,067,569	6,398,730,484
End of period (including undistributed net investment income of $8,986 and undistributed net investment income of $0, respectively)	$ 5,882,673,522	$ 6,445,067,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.017	.042	.051	.041	.020
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.001	.017	.042	.051	.041	.020
Distributions from net investment income	(.001)	(.017)	(.042)	(.051)	(.041)	(.020)
Distributions from net realized gain	- E	-	-	-	-	- E
Total distributions	(.001)	(.017)	(.042)	(.051)	(.041)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.13%	1.73%	4.32%	5.26%	4.12%	2.05%
Ratios to Average Net Assets D
Expenses before reductions	.25% A	.26%	.23%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.24% A	.25%	.22%	.23%	.23%	.23%
Expenses net of all reductions	.24% A	.25%	.22%	.23%	.23%	.23%
Net investment income	.25% A	1.67%	4.14%	5.14%	4.08%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,882,674	$ 6,445,068	$ 6,398,730	$ 4,845,479	$ 4,121,608	$ 3,702,237

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of December 31, 2009
6 months ago
Years	0.8	0.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	0.8	0.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
U.S. Treasury Obligations 34.7%	U.S. Treasury Obligations 52.2%
U.S. Government Agency Obligations 65.2%	U.S. Government Agency Obligations 46.7%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 1.1%

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.9%
	Principal Amount	Value
U.S. Government Agency Obligations - 65.2%
Federal Home Loan Bank:
0.375% 10/26/10	$ 15,000,000	$ 14,999,385
0.5% 10/25/10	14,750,000	14,764,263
0.5% 11/24/10	19,600,000	19,610,800
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		49,374,448
U.S. Treasury Obligations - 34.7%
U.S. Treasury Bills, yield at date of purchase 0.35% to 0.38% 7/29/10 to 10/21/10	26,363,000	26,290,069
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $75,675,228)		75,664,517
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) # (Cost $57,000)	$ 57,000	$ 57,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $75,732,228)	75,721,517
NET OTHER ASSETS - 0.0%	13,681
NET ASSETS - 100%	$ 75,735,198
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$57,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 57,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At June 30, 2009, the fund had a capital loss carryforward of approximately $48,755 all of which will expire on June 30, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $57,000) - See accompanying schedule: Unaffiliated issuers (cost $75,732,228)		$ 75,721,517
Cash		616
Interest receivable		39,900
Total assets		75,762,033

Liabilities
Distributions payable	$ 1,467
Accrued management fee	17,357
Deferred trustee's compensation	8,011
Total liabilities		26,835

Net Assets		$ 75,735,198
Net Assets consist of:
Paid in capital		$ 75,692,052
Distributions in excess of net investment income		(5,157)
Accumulated undistributed net realized gain (loss) on investments		59,014
Net unrealized appreciation (depreciation) on investments		(10,711)
Net Assets, for 7,821,752 shares outstanding		$ 75,735,198
Net Asset Value, offering price and redemption price per share ($75,735,198 ÷ 7,821,752 shares)		$ 9.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Operations

Six months ended December 31, 2009 (Unaudited)

Investment Income
Interest		$ 180,111

Expenses
Management fee	$ 102,345
Independent trustees' compensation	839
Total expenses before reductions	103,184
Expense reductions	(1,900)	101,284
Net investment income		78,827
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		295,108
Change in net unrealized appreciation (depreciation) on investment securities		(149,672)
Net gain (loss)		145,436
Net increase (decrease) in net assets resulting from operations		$ 224,263

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 78,827	$ 1,108,124
Net realized gain (loss)	295,108	1,218,296
Change in net unrealized appreciation (depreciation)	(149,672)	307,459
Net increase (decrease) in net assets resulting from operations	224,263	2,633,879
Distributions to shareholders from net investment income	(72,547)	(1,119,968)
Distributions to shareholders from net realized gain	(187,339)	-
Total distributions	(259,886)	(1,119,968)
Share transactions Proceeds from sales of shares	1,500,000	6,992,005
Reinvestment of distributions	205,519	871,469
Cost of shares redeemed	(500,000)	(1,001,645)
Net increase (decrease) in net assets resulting from share transactions	1,205,519	6,861,829
Total increase (decrease) in net assets	1,169,896	8,375,740

Net Assets
Beginning of period	74,565,302	66,189,562
End of period (including distributions in excess of net investment income of $5,157 and distributions in excess of net investment income of $11,437, respectively)	$ 75,735,198	$ 74,565,302
Other Information Shares
Sold	154,639	729,227
Issued in reinvestment of distributions	21,221	91,073
Redeemed	(51,600)	(103,660)
Net increase (decrease)	124,260	716,640

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.48	$ 9.33	$ 9.35	$ 9.40	$ 9.43
Income from Investment Operations
Net investment income D	.010	.149	.346	.468	.375	.209
Net realized and unrealized gain (loss)	.013	.213	.145	(.004)	(.090)	(.041)
Total from investment operations	.023	.362	.491	.464	.285	.168
Distributions from net investment income	(.009)	(.152)	(.341)	(.484)	(.335)	(.198)
Distributions from net realized gain	(.024)	-	-	-	-	-
Total distributions	(.033)	(.152)	(.341)	(.484)	(.335)	(.198)
Net asset value, end of period	$ 9.68	$ 9.69	$ 9.48	$ 9.33	$ 9.35	$ 9.40
Total Return B, C	.24%	3.86%	5.35%	5.08%	3.08%	1.80%
Ratios to Average Net Assets E
Expenses before reductions	.27% A	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27% A	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27% A	.27%	.27%	.27%	.27%	.27%
Net investment income	.21% A	1.55%	3.67%	5.01%	4.00%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,735	$ 74,565	$ 66,190	$ 67,462	$ 56,051	$ 62,716
Portfolio turnover rate	147% A	229%	79%	433%	88%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2009 (Unaudited)

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Term Portfolio uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Term Portfolio, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Cash Portfolio are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Cash Portfolio participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Cash Portfolio paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Cash Portfolio without regard to any expense limitation in effect for the Cash Portfolio.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Cash Portfolio	$ 5,926,638,883	$ -	$ -	$ -
Term Portfolio	75,731,587	16,606	(26,676)	(10,070)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the period each Fund's annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.23%
Term Portfolio	.27%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. For the period, FMR paid FDC $2,061,431 and $28,139 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 181,427
Term Portfolio	1,900

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each quarter and requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through the Board's Audit Committee.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally Capital Management of the Carolinas, the funds' regional distributor, as well as the third parties acting as the funds' custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (Term Portfolio only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (Term Portfolio only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Cash Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed Cash Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown.

Term Portfolio

The Board reviewed Term Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of Term Portfolio compared favorably to its benchmark for all the periods shown. The Board also considered that, because Term Portfolio maintains a shorter duration than most other funds in its competitive universe, its performance may lag that of its competitors during periods of declining interest rates.

The Board noted that each fund's performance is also influenced by the investment parameters imposed by the laws of North Carolina, which restrict the flexibility of the funds when compared to other funds in their respective Lipper universes. For example, unlike other Institutional Money Market Funds, Cash Portfolio does not engage in reverse repurchase agreements, the use of which might increase yield.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which the funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% would mean that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting distribution and service fee payments made by FMR to Fidelity Distributors Corporation, the funds' distributor, from each fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Cash Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Term Portfolio

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted that the management fees charged by Fidelity to the funds are among the lowest in the Fidelity complex for each of their respective disciplines.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of the funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board considered whether there were any fall-out benefits that FMR derives from its relationship with the Trust. The Board concluded that FMR did not derive any fall-out benefits and that any potential fall-out benefits would be de minimis.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the funds, whether the funds have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board noted that the additional breakpoints to the management fee implemented in 2008 provide an opportunity for fund shareholders to further benefit from lower overall expenses as the assets of each fund grow.

The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested and received additional information on certain topics, including (i) the impact of the breakpoints to each fund's management fee implemented in 2008; (ii) FMR's management fee arrangements with other clients with investment objectives similar to the funds; (iii) FMR's profitability with respect to other mutual funds with investment objectives similar to the funds; and (iv) the management fees, expenses and performance for other existing investment pools not managed by FMR that are registered with the Securities and Exchange Commission and that, like the Trust, are exclusively offered to state and local government investors.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wachovia Corporation
Charlotte, NC

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the North Carolina Capital Management Trust 's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	February 26, 2010
By:	/s/ John R. Hebble
John R. Hebble
Treasurer and Chief Financial Officer

Date:	February 26, 2010